Schedule of Investments (unaudited)	iShares® iBonds® Dec 2024 Term Treasury ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.SGovernment Obligations

U.SGovernment Obligations — 98.3%
U.STreasury Note/Bond
1.50%, 09/30/24	$2,250	$2,351,602
1.50%, 11/30/24	751	786,345
1.75%, 06/30/24	28	29,130
1.75%, 07/31/24	3,125	3,289,795
2.00%, 04/30/24	625	661,206
2.25%, 04/30/24	1,500	1,598,848
2.25%, 11/15/24	1,125	1,208,672
2.38%, 02/29/24	620	661,462
2.38%, 08/15/24	250	268,877
2.50%, 01/31/24	1,750	1,871,201
		12,727,138

Total U.SGovernment Obligations — 98.3% (Cost: $12,533,857).		12,727,138
Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	128	$128,000

Total Short-Term Investments — 1.0% (Cost: $128,000)		128,000

Total Investments in Securities — 99.3% (Cost: $12,661,857)		12,855,138

Other Assets, Less Liabilities — 0.7%		95,004

Net Assets — 100.0%		$12,950,142

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$108,000	$20,000	(a)	$—	$—	$—	$128,000	128	$28	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$12,727,138	$—	$12,727,138
Money Market Funds	128,000	—	—	128,000
	$128,000	$12,727,138	$—	$12,855,138

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